CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Retained earnings/(deficit) CNY	Accumulated other comprehensive loss CNY
Balance at Dec. 31, 2009		4,822,558	134	4,583,808	211,202	35,426	(8,012)
Balance (in shares) at Dec. 31, 2009			169,018,420
Increase (Decrease) in Shareholders' Equity
Share based compensation		88,049		88,049
Exercise of stock options		8,276		8,276
Exercise of stock options (in shares)			957,850
Statutory reserves					186,284	(186,284)
Net (loss)/income		1,755,351				1,755,351
Other comprehensive income/(loss) for foreign currency translation adjustment		3,596					3,596
Other comprehensive income for forward contract (Note 21)		2,326					2,326
Balance at Dec. 31, 2010		6,680,156	134	4,680,133	397,486	1,604,493	(2,090)
Balance (in shares) at Dec. 31, 2010			169,976,270
Increase (Decrease) in Shareholders' Equity
Share based compensation		40,187		40,187
Exercise of stock options		23,075	1	23,074
Exercise of stock options (in shares)			1,360,750
Issuance of shares for business combination		358,987	19	358,968
Issuance of shares for business combination (in shares)			30,901,287
Statutory reserves					22,815	(22,815)
Net (loss)/income		(564,345)				(564,345)
Other comprehensive income/(loss) for foreign currency translation adjustment		1,181					1,181
Other comprehensive income for forward contract (Note 21)		9,428					9,428
Balance at Dec. 31, 2011		6,548,669	154	5,102,362	420,301	1,017,333	8,519
Balance (in shares) at Dec. 31, 2011		202,238,307	202,238,307
Increase (Decrease) in Shareholders' Equity
Share based compensation		33,225		33,225
Exercise of stock options (in shares)			95,000
Repurchase and retirement of ADS	(2,411)	(15,276)	(1)			(15,275)
Repurchase and retirement of ADS (in shares)	(2,469,700)		(2,469,700)
Statutory reserves					(3,654)	3,654
Net (loss)/income		(1,662,257)				(1,662,257)
Other comprehensive income/(loss) for foreign currency translation adjustment		218					218
Other comprehensive income for forward contract (Note 21)		(11,755)					(11,755)
Balance at Dec. 31, 2012		4,892,824	153	5,135,587	416,647	(656,545)	(3,018)
Balance (in shares) at Dec. 31, 2012		199,863,607	199,863,607